Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net

6. Property and equipment, net

Property and equipment, net consists of the following:

	As of
	December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Computer and transmission equipment	19,521,668	22,569,837	3,272,319
Furniture and office equipment	2,781,360	2,820,000	408,862
Leasehold improvements	22,803,702	23,707,764	3,437,302
Motor vehicles	816,103	816,103	118,324
Total property and equipment	45,922,833	49,913,704	7,236,807
Accumulated depreciation	(39,734,571)	(44,052,344)	(6,386,990)
Property and equipment, net	6,188,262	5,861,360	849,817

Depreciation expense was RMB10,114,779, RMB6,215,253 and RMB4,393,055 (US$636,933) for the years ended December 31, 2020, 2021 and 2022, respectively. Disposal of property and equipment resulted in a loss of RMB59,213 for the year ended December 31, 2020, but gains of RMB180,537 and RMB2,678 (US$388) in the year ended December 31, 2021 and 2022, respectively.